Restricted Cash - Schedule of Reconciliation of Cash, Cash Equivalents and Restricted Cash (Detail) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Restricted Cash and Cash Equivalents Items [Line Items]
Cash and cash equivalents	$ 11,439	$ 31,614		$ 22,919
Total cash, cash equivalents, and restricted cash shown in the Condensed Consolidated Statements of Cash Flows	11,439	31,614	$ 18,786	22,919	$ 21,489
Cara Therapeutics, Inc.
Restricted Cash and Cash Equivalents Items [Line Items]
Cash and cash equivalents	34,217	37,903		51,775
Restricted cash, current assets	0	0		408
Restricted cash, long-term assets	0	0		1,500
Total cash, cash equivalents, and restricted cash shown in the Condensed Consolidated Statements of Cash Flows	$ 34,217	$ 37,903	$ 48,496	$ 53,683	$ 64,149	$ 13,861